Schedule of other operating expenses (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Other Income and Expenses [Abstract]
Consumable expenses				$ 86,532
Marketing expenses	15,434	19,659	58,008	87,008
Professional fees	897,410	1,143,052	620,014	691,464
Travelling expenses	56,291	71,699	165,435	136,651
Other expenses	1,637,199	2,085,337	318,206	143,147
Total other operating expenses	$ 2,606,334	$ 3,319,747	$ 1,161,663	$ 1,144,802